Deferred and current taxation - Items charged or credited to other comprehensive income (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	€ 45.7	€ (177.5)	€ 144.5
Effective portion of changes in fair value of cash-flow hedges
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	48.7	66.6	117.7
Net change in fair value of cash-flow hedges transferred to property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	(11.8)	(16.4)	2.7
Net other changes in fair value of cash-flow hedges transferred to profit or loss
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total tax (credit)/charge in other comprehensive income	€ 8.8	€ (227.7)	€ 24.1